Shareholders' Equity - Dividends Declared (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended												12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015	Feb. 28, 2015	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015
Equity [Abstract]
Dividends declared per share (USD per share)	$ 0.45	$ 0.4	$ 0.40	$ 0.35	$ 0.35	$ 0.35	$ 0.35	$ 0.30	$ 0.30	$ 0.30	$ 0.25	$ 0.25	$ 1.6	$ 1.35	$ 1.10
Dividends declared	$ 324	$ 289	$ 291	$ 251	$ 254	$ 256	$ 261	$ 225	$ 233	$ 234	$ 194	$ 194